Condensed Consolidated Statements of Cash Flows (Unaudited) - 10Q - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss for the year ended	$ (5,357,651)	$ (5,850,132)	$ (24,992,296)	$ (25,966,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16,921	19,576	95,368	74,169
Stock-based compensation expense	292,744	157,736	528,644	1,074,957
Changes in assets and liabilities:
Government contract receivable	(838,136)	0	(659,409)	0
Prepaid expenses and other current assets	(92,440)	677,033	352,047	114,488
Other assets	0	882,097	1,116,778	986,498
Accounts payable and accrued expenses	(171,998)	(215,974)	(412,549)	(1,228,013)
Total adjustments	(608,029)	166,402	316,785	793,123
Net cash used in operating activities	(5,965,680)	(5,683,730)	(24,675,511)	(25,173,639)
Cash flows from investing activities:
Purchase of equipment	(16,894)	0	(20,653)	(48,946)
Net cash used in investing activities	(16,894)	0	(20,653)	(48,946)
Cash flows from financing activities:
Net proceeds from sale of common stock and warrants	7,914,402	0	21,398,383	0
Net cash provided by financing activities	7,914,402	0	23,750,516	4,062,442
Net decrease in cash and cash equivalents	1,931,828	(5,683,730)	(945,648)	(21,160,143)
Cash and cash equivalents at beginning of period	5,506,941	6,452,589	6,452,589	27,612,732
Cash and cash equivalents at end of period	$ 7,438,769	$ 768,859	$ 5,506,941	$ 6,452,589